ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 80.9%
	FIXED INCOME - 80.9%
65,882	iShares 7-10 Year Treasury Bond ETF USD Class				$ 6,380,672
74,823	iShares iBoxx $ Investment Grade Corporate Bond USD Class				8,322,562
82,574	iShares MBS ETF USD Class				7,889,946
243,940	iShares U.S. Treasury Bond ETF				5,659,408
90,085	Janus Henderson AAA CLO ETF USD Class				4,570,913
92,565	Janus Henderson B-BBB CLO ETF USD Class				4,461,633
					37,285,134

	TOTAL EXCHANGE-TRADED FUNDS (Cost $37,946,640)				37,285,134

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.6%
	ASSET MANAGEMENT — 2.0%
300,000	Ares Capital Corporation		5.5000	09/01/30	302,351
300,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	299,023
300,000	Blackstone Secured Lending Fund		5.3000	06/30/30	300,467
					901,841
	AUTOMOTIVE — 1.1%
200,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	203,508
100,000	General Motors Financial Company, Inc.(a)	H15T5Y + 4.997%	5.7000	Perpetual	100,463
200,000	Nissan Motor Acceptance Company, LLC(b)		5.5500	09/13/29	199,003
					502,974
	BANKING — 3.1%
300,000	Bank of America Corporation(a)	H15T5Y + 2.760%	4.3750	Perpetual	295,704
200,000	Bank of Nova Scotia (The)(a)	H15T5Y + 2.613%	3.6250	10/27/81	192,922
200,000	Citigroup, Inc. Series Y(a)	H15T5Y + 3.000%	4.1500	Perpetual	196,754
300,000	M&T Bank Corporation(a)	H15T5Y + 2.679%	3.5000	Perpetual	289,964
275,000	PNC Financial Services Group, Inc. (The)(a)	H15T5Y + 2.595%	3.4000	Perpetual	267,383
200,000	US Bancorp(a)	SOFRATE + 2.914%	5.3000	Perpetual	200,298
					1,443,025

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 12.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.4%
175,000	Aramark Services, Inc.(b)		5.0000	02/01/28	$ 174,961

	ELECTRIC UTILITIES — 1.2%
300,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	292,151
300,000	Duke Energy Corporation(a)	H15T5Y + 2.321%	3.2500	01/15/82	289,489
					581,640
	ENTERTAINMENT CONTENT — 0.4%
200,000	Univision Communications, Inc.(b)		4.5000	05/01/29	188,073

	LEISURE FACILITIES & SERVICES — 2.0%
200,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	188,271
200,000	International Game Technology plc(b)		5.2500	01/15/29	199,558
175,000	Light & Wonder International Inc(b)		7.5000	09/01/31	181,781
200,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	186,429
175,000	Station Casinos, LLC(b)		4.5000	02/15/28	172,108
					928,147
	OIL & GAS PRODUCERS — 0.7%
300,000	Enbridge, Inc.(a)	US0003M + 3.641%	6.2500	03/01/78	303,532

	SPECIALTY FINANCE — 1.1%
300,000	Ally Financial, Inc. Series B(a)	H15T5Y + 3.868%	4.7000	Perpetual	294,242
200,000	OneMain Finance Corporation		5.3750	11/15/29	198,579
					492,821
	TRANSPORTATION & LOGISTICS — 0.6%
300,000	United Airlines, Inc.(b)		4.6250	04/15/29	297,313

	TOTAL CORPORATE BONDS (Cost $5,830,639)				5,814,327

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.9%
	U.S. TREASURY BILLS — 5.9%
2,750,000	United States Treasury Bill(c)		3.7400	03/05/26	$ 2,715,206
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,714,781)				$ 2,715,206

	TOTAL INVESTMENTS - 99.4% (Cost $46,492,060)				$ 45,814,667
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%				267,774
	NET ASSETS - 100.0%				$ 46,082,441

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
10	CBOT 10 Year US Treasury Note	Interactive Broker	12/19/2025	$ 1,126,719	$ 156
6	CBOT 2 Year US Treasury Note Future	Interactive Broker	12/31/2025	1,249,453	(1,125)
19	CBOT 5 Year US Treasury Note	Interactive Broker	12/31/2025	2,075,008	(1,335)
10	CBOT US Treasury Bond Futures	Interactive Broker	12/19/2025	1,173,125	3,750
	TOTAL FUTURES CONTRACTS				$ 1,446

ETF	- Exchange-Traded Fund
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
PLC	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on October 31, 2025.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $1,787,497 or 3.9% of net assets.
(c)	Zero coupon bond.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.